Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Pyrford International Stock Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Class A
Trading Symbol	PISDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 123	1.14%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	17.16	7.20	4.30
Class A (including sales charges) (a)	10.43	5.93	3.69
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 370,319,914
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,568,060
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is
subject
to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports
on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022
Columbia Pyrford International Stock Fund Advisor Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Advisor Class
Trading Symbol	PISKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	17.44	7.46	4.56
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 370,319,914
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,568,060
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022
Columbia Pyrford International Stock Fund Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional Class
Trading Symbol	PISLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	17.26	7.45	4.56
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The returns shown for periods prior to December 15, 2021 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 370,319,914
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,568,060
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022
Columbia Pyrford International Stock Fund Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional 2 Class
Trading Symbol	PISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a),(b)	17.52	7.53	4.59
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The returns shown for periods prior to December 15, 2021 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 370,319,914
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,568,060
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022
Columbia Pyrford International Stock Fund Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional 3 Class
Trading Symbol	PISQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	17.53	7.59	4.70
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 370,319,914
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,568,060
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period
.

Accountant Change Date	Nov. 30, 2022
Columbia Pyrford International Stock Fund Class R [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Class R
Trading Symbol	PISJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 152	1.41%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a),(b)	16.88	6.93	4.04
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The returns shown for periods prior to December 15, 2021 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 370,319,914
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,568,060
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction
, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022